CONDENSED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	6 Months Ended		12 Months Ended		57 Months Ended	63 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Sep. 30, 2012
Operating activities
Net loss	$ (1,185,277)	$ (93,299)	$ (1,321,253)	$ (35,275)	$ (1,431,515)	$ (2,616,792)
Adjustments to reconcile net loss to net cash
Loan				5,000	5,000	5,000
Stock based compensation	581,923		979,880		979,880	1,561,803
Gain on settlement of debt	(107,004)					(107,004)
Amortization of debt discount	29,567		4,928		4,928	34,495
Prepaid expense	(95,386)	(2,765)	(338)	(862)	(1,200)	(96,586)
Advance payment on related party lease	(197,917)					(197,917)
Accrued interest	11,311	3,875	13,358	3,555	19,130	30,441
Accounts payable - related party	(8,493)	5,548	9,921		10,921	2,428
Accounts payable and accrued liabilities	88,560	30,564	71,614	1,462	74,762	163,322
Net cash used in operating activities	(882,716)	(56,077)	(241,890)	(26,120)	(338,094)	(1,220,810)
Financing activities
Loans from third party	425,000	100,000	565,000	35,000	646,800	1,071,800
Proceeds from exercise of options	35,000					60,000
Shares subscribed for cash	425,000		200,000		225,000	625,000
Net cash provided by financing activities	885,000	100,000	765,000	35,000	871,800	1,756,800
Investing activities
Security deposit	(1,000)		(1,500)		(1,500)	(2,500)
Net cash used in investing activities	(1,000)		(1,500)		(1,500)	(2,500)
Net increase (decrease) in cash	1,284	43,923	521,610	8,880	532,206	533,490
Cash and cash equivalent - beginning of period	532,206	10,596	10,596	1,716
Cash and cash equivalent - end of period	533,490	54,519	532,206	10,596	532,206	533,490
Cash paid during the period for:
Interest
Income taxes
Non-cash activities:
Loan (expenses paid on behalf of the Company by third party)				5,000	5,000	5,000
Cancellation of payable applied to option exercise price	140,000					140,000
Issuance of common stock upon conversion of notes payable and accrued interest	107,004		177,404		177,404	107,004
Fair value of beneficial conversion feature of convertible notes						$ 177,404